Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Assets [Abstract]
Schedule of long term assets
	December 31
	2019	2018

Prepaid expenses related to SEDA (see Note 15a1)	$77	$112
Other	78	65

	$155	$177